BDI INVESTMENT CORPORATION

                            For the Six Months Ending

                                December 31, 1999

                           BDI INVESTMENT CORPORATION
                                    CONTENTS


                                                                         Page
                                                                      Reference

Statement of Assets and Liabilities for the
     Six Months Ended December 31, 1999
     and Fiscal Year Ended July 3, 1999.                                   2


Statement of Operations for the Six
     Months Ended December 31, 1999
     and December 31, 1998.                                                3


Statement of Changes in Net Assets for the
     Six Months Ended December 31, 1999
     and December 31, 1998.                                                4


Notes to Financial Statements                                          5 - 6


Schedule of Securities                                                7 - 12


Supplementary Information                                                 13


Corporate Data                                                            14

                           BDI INVESTMENT CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                   (Unaudited)



                                                                          Six Months           Twelve Months
                                                                            Ended                  Ended
                                                                         December 31,             July 3,
                                                                            1999                   1999
ASSETS:

     Investments in Securities at Market
        Value (Note B) (Cost of $13,491,000)                              $13,588,000          $14,154,000
     Cash and Cash Equivalents                                                112,000              149,000
     Interest Receivable                                                      241,000              182,000
     Prepaid Expenses                                                           1,000                    0
                                                                          -----------          -----------
                                              Total Assets:               $13,942,000          $14,485,000
LIABILITIES:

     Accounts Payable                                                          14,000               13,000
     Accrued Expenses                                                          10,000                8,000
     Investment Securities Purchased                                                0              119,000
     Dividend Payable                                                         251,000              343,000
                                                                          -----------          -----------
                                              Total Liabilities:          $   275,000          $   483,000
                                                                          -----------          -----------
                                              Net Assets:                 $13,667,000          $14,002,000
                                                                          ===========          ===========
NET ASSETS:

     Preferred Stock, Without Par Value:                                  $         0          $         0
       Authorized, 500,000 Shares Issued None
     Common Stock, Par Value $.10 Per Share
       Authorized, 4,500,000 Shares
       Issued, 1,425,151                                                  $   143,000          $   143,000
     Additional Paid-In Capital                                             3,673,000            3,673,000
     Retained Earnings                                                      9,873,000           10,208,000
     Less-Treasury Stock at Cost, 3,600 Shares                                (22,000)             (22,000)
                                                                          -----------          -----------
                                         Net Assets:                      $13,667,000          $14,002,000
                                                                          ===========          ===========

Net Assets per Common Share Outstanding:                                  $      9.61          $      9.85
                                                                          ===========         ============

                        See Notes To Financial Statements

                           BDI INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
                                   (Unaudited)

                                                                                     Six Months Ended

                                                                            December 31            December 31
                                                                                1999                   1998

INVESTMENT INCOME:  (Note B)
     Interest                                                                $   380,000           $   392,000
     Dean Witter Tax Exempt                                                            0                     0
     Tax-Exempt Dividends                                                          2,000                 3,000
                                                                             -----------           -----------
                                                                             $   382,000           $   395,000

EXPENSES:
     Accounting and Bookkeeping                                                   17,000                16,000
     Legal                                                                             0                 1,000
     Directors' Fees                                                              12,000                12,000
     Other Operating                                                               7,000                 6,000
                                                                             -----------           -----------
                                                                                  36,000                35,000
                                                                             -----------           -----------
                                              Net Investment Income          $   346,000           $   360,000
                                                                             -----------           -----------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:

     Proceeds from Sales
       and redemptions                                                         1,118,000               311,000
     Cost of Investments Sold
       and Redeemed                                                            1,109,000               335,000
                                                                             -----------           -----------
     Net Realized Gain/(Loss)                                                      9,000               (24,000)
     Net Unrealized Gain/(Loss)                                                 (441,000)               92,000


     Net Realized and Unrealized
       Gain/(Loss) on Investments                                               (432,000)               68,000
                                                                             -----------           -----------
NET REALIZED AND UNREALIZED GAIN                                             ($   86,000)          $   428,000
                                                                             ===========           ===========

                        See Note to Financial Statements

                           BDI INVESTMENT CORPORATION
                       STATEMENT OF CHANGES IN NET ASSETS
                                   (Unaudited)

                                                         Six Months Ended      Six Months Ended
                                                           December 31            December 31
                                                               1999                  1998

FROM INVESTMENT ACTIVITIES
     Net Investment Income                                 $    346,000        $    360,000
     Net Realized Gain/(Loss)
       on Investments                                             9,000             (24,000)
     Net Unrealized Gain/(Loss) on
       Investments                                             (441,000)             92,000
                                                           ------------        ------------


     Increase in Net Assets Derived
       from Investment Activities                               (86,000)            428,000

        From Distributions to Shareholders:

     One bi-annual dividend of $.15 and one
       extraordinary $.025 per share on
       1,421,551 Shares Outstanding                            (249,000)           (382,000)
                                                           ------------        ------------


NET INCREASE/(DECREASE) IN ASSETS                              (335,000)             46,000

NET ASSETS:
     Beginning of Period                                     14,002,000          14,153,000
                                                           ------------        ------------
       (including undistributed net
        investment income)
     End of Period                                           13,667,000          14,199,000
                                                           ============        ============

                        See Note to Financial Statements

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 1999


A. Consolidated Financial Statement:

         The statement of assets and liabilities including the schedule of tax-exempt securities as of December 31, 1999, and the related statements of operations, changes in new assets, and supplementary information, for the six months ending December 31, 1999, have been by the Company, without audit. In the opinion of management, all adjustments (which include prepared only normal reocurring adjustments) necessary to present fairly the financial position at December 31, 1999 and all periods presented have been made.

B. General:

         On January 10, 1984, BDI Investment Corporation (the "Company") filed a Registration Statement on Form N-2 with the Securities and Exchange Commission in order to register under the Investment Company Act of 1940 as a closed-end diversified management investment company.

C. Summary of Significant Accounting Policies:

Investments:

         The investment portfolio consists primarily of tax-exempt bonds which are valued at the last bid price on the last business day of the quarter.

Income Recognition:

         Security transactions are recorded on the trade date. Interest income is accrued and recorded based upon settlement dates.

Taxes:

         The Company has qualified as a Regulated Investment Company under certain pro- visions of the Internal Revenue Code beginning with the fiscal year starting July 1, 1984. Under such provisions, the Company will not be subject to federal income tax on income which it receives and distributes to its shareholders, provided that it distributes substantially all such Income. As a Regulated Investment Company, the Company may "pass through" to its shareholders the character of the income which it receives.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 1999


Distributions:

         It is the Company's policy to record distributions to shareholders as of the date they are declared by the Board of Directors.

Fiscal Year:

         The Company's fiscal year ends on the Saturday nearest the end of June.
D. Directors' Fees:

         The Company pays fees and provides expense reimbursement to members of the Board of Directors who are not officers of the Company.

E. Purchases and Sales of Securities:

         For the six months ending Dectember 31, 1999, the aggregate cost of tax-exempt bond purchases were $984,000 and the aggregate proceeds from sales or redemptions of tax- exempt bonds were $1,118,000.

F. Income Taxes:

         For the six months ending December 31, 1999, no income tax expense was incurred due to the Company's qualification as a Regulated Investment Company and the distribution of substantially all its income for the current fiscal year to its shareholders (See Note B).

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 1999

                                                                                                                        MARKET
      PAR VALUE                               ISSUER                                           COST                      VALUE

             $200,000                         Alhambra City Elem                           $200,000                   $199,000
                                              5.250%, 9/1/12

             100,000                          Anaheim CA Water Rev                          103,000                    105,000
                                              5.500%, 7/1/03

             255,000                          Assoc Bay Area Govt                           253,000                    258,000
                                              6.100%, 10/1/00

             200,000                          Bakersfield CA Pub Fing                       200,000                    205,000
                                              5.800%, 9/15/06

             100,000                          Banning, California                            96,000                    108,000
                                              7.000%, 3/1/20

             40,000                           Berkeley Unified School Dist                   40,000                     36,000
                                              5.000%, 8/1/17

             135,000                          CA Edl Rev, Harvey Mudd College               139,000                    145,000
                                              6.050%, 12/1/08

             100,000                          CA HFF Healthcare                             100,000                    103,000
                                              5.900%, 9/1/02

             200,000                          CA HFF Healthcare                             202,000                    209,000
                                              6.000%, 9/1/03

              25,000                          CA Health Facilities                           26,000                     25,000
                                              7.700%, 10/1/03

             100,000                          CA Health, Stanford                            99,000                     95,000
                                              5.000%, 11/15/13

             165,000                          CA Hsg Fin Agy Rev                            165,000                    157,000
                                              5.200%, 2/1/13

              25,000                          CA Hsg Fin Agy Rev                             25,000                     27,000
                                              6.25%, 2/1/06

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 1999

                                                                                                                        MARKET
      PAR VALUE                               ISSUER                                            COST                     VALUE

             $ 125,000                        CA State Pub Works                           $ 123,000                 $ 122,000
                                              5.000%, 10/1/10

               100,000                        CA State Pub Works                              99,000                    89,000
                                              4.700%, 10/1/14

               150,000                        CA State Pub Works                             149,000                   157,000
                                              5.600%, 4/1/06

               100,000                        CA State Pub Works                             101,000                   105,000
                                              6.400%,9/1/08

               425,000                        California Stwd San Gabriel                    417,000                   431,000
                                              5.375%, 9/1/07

                80,000                        Carlsbad Ca Impt Bd                             80,000                    78,000
                                              5.450%, 9/2/10

                85,000                        Carlsbad Ca Impt Bd                             85,000                    83,000
                                              5.350%, 9/2/09

               100,000                        Contra Costa County CA                         100,000                   108,000
                                              6.200%, 8/1/08

               165,000                        Contra Costa Hosp COP                          172,000                   176,000
                                              6.400%, 11/1/05

                35,000                        Corona SFMR                                     35,000                    36,000
                                              5.500%, 11/1/10

               100,000                        Duarte Redev Agy                               100,000                   103,000
                                              5.950%, 9/1/04

               250,000                         East Muni Wtr & Swr                           243,000                   248,000
                                              5.375%, 7/1/13

               240,000                        El Monte Water Auth                            240,000                   236,000
                                              5.200%, 9/1/12

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 1999

                                                                                                                        MARKET
      PAR VALUE                               ISSUER                                            COST                     VALUE

             $ 340,000                        Emeryville Public Fing                       $ 337,000                 $ 352,000
                                              5.700%, 9/1/07

                75,000                        Escondido MF Hsg                                75,000                    76,000
                                              5.250%, 1/1/05

                75,000                        Escondido MF Hsg                                77,000                    75,000
                                              5.400%, 7/1/07

               175,000                        Inyo County COP                                175,000                   167,000
                                              5.000%, 2/1/11

               200,000                        Loomis Uni Sch Dist                            207,000                   205,000
                                              6.375%, 3/1/09

                50,000                        Los Angeles MFHR FHA                            51,000                    51,000
                                              7.300%, 7/20/11

               250,000                        Lynwood Lease Rev                              269,000                   262,000
                                              6.000%, 9/1/12

               225,000                        Metro Water Dist G.O.                          192,000                   204,000
                                              5.250%, 3/1/22

               500,000                        Metro Water Dist Rev                           500,000                   508,000
                                              5.400%,7/1/10

                50,000                        Metro Water Dist Rev                            48,000                    48,000
                                              5.500%, 7/1/19

               600,000                        Metro Water Dist Rev                           588,000                   600,000
                                              5.500%, 7/1/13

               350,000                        Metro Water Dist Rev                           341,000                   306,000
                                              5.000%, 7/1/20

               150,000                        Midpeninsula Reg                               150,000                   164,000
                                              6.950%, 9/1/08


                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 1999

                                                                                                                        MARKET
      PAR VALUE                               ISSUER                                            COST                     VALUE

              $ 20,000                        Montclair, CA Redv Agy Res                    $ 19,000                  $ 22,000
                                              7.750%, 10/1/11

               100,000                        Montebello Cmnty Redev                          99,000                    98,000
                                              5.150%, 9/1/12

               125,000                        Oakland, California Redev.                     125,000                   129,000
                                              7.400%, 6/1/10

                45,000                        Palmdale, CA SFMR                               43,000                    49,000
                                              7.000%, 9/1/11

               600,000                        Placer Co Cal Wtr                              600,000                   609,000
                                              5.500%, 7/1/10

               145,000                        Pleasanton CA CTFS                             153,000                   152,000
                                              6.700%, 10/1/06

               120,000                        Pomona Gen Fd Lease                            119,000                   118,000
                                              5.500%, 8/1/11

               280,000                        Puerto Rico HFC                                290,000                   287,000
                                              7.500%, 4/1/22

                70,000                        Puerto Rico HFC SF GNMA                         73,000                    72,000
                                              7.650%, 10/15/22

                40,000                        Redding CA Sch SR                               36,000                    36,000
                                              5.000%, 3/1/19

               235,000                        Riverside Co CA Asset                          235,000                   242,000
                                              6.000%, 6/1/04

               600,000                        Riverside Electric Rev                         567,000                   561,000
                                              5.000%, 10/1/13

               105,000                        Rossmoor Cmnty Svs                             106,000                   107,000
                                              5.800%, 9/2/05

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 1999

                                                                                                                        MARKET
      PAR VALUE                               ISSUER                                            COST                     VALUE
              $ 50,000                        Sacramento New Pub Hsg                        $ 52,000                  $ 51,000
                                              6.000%, 12/1/07

               100,000                        San Diego-Burnham Inst                         100,000                    98,000
                                              5.150%, 9/1/06

               155,000                         San Francisco GO                              159,000                   160,000
                                              6.100%, 6/15/07

               100,000                        San Francisco Port Comm                         98,000                   103,000
                                              5.500%, 7/1/04

                50,000                        San Francisco Pub Hsg                           50,000                    50,000
                                              5.125%, 8/1/10

               200,000                        San Joaquin Cop Hosp                           200,000                   208,000
                                              5.900%, 9/1/03

               100,000                        San Luis Obisbo Wtr                            100,000                   101,000
                                              5.375%, 6/1/08

               105,000                        San Luis Obisbo Wtr                            105,000                   107,000
                                              5.500%, 6/1/09

               125,000                        Sanger Uni Sch Dist                            131,000                   121,000
                                              5.350%, 8/1/15

               150,000                        Santa Clara Hsg Auth                           150,000                   143,000
                                              4.500%, 11/1/07

               200,000                        Santa Clara Redev Agy                          196,000                   195,000
                                              5.250%, 6/1/13

               600,000                        Santa Maria Redev                              581,000                   543,000
                                              5.000%, 6/1/16

               200,000                        Sierra Uni Sch Dist                            193,000                   204,000
                                              5.650%, 3/1/04

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 1999

                                                                                                                     MARKET
      PAR VALUE                               ISSUER                                         COST                     VALUE
            $    85,000                       Sonoma, CA Cmnty Redev                    $   84,000               $   85,000
                                              7.900%, 8/1/14

                250,000                       Stockton COP                                 247,000                  249,000
                                              5.600%, 8/1/14

                250,000                       Tahoe Forest Hosp                            246,000                  261,000
                                              5.850%, 8/1/04

                600,000                       Tehatchapi School Dist                       592,000                  612,000
                                              6.300%, 8/1/21

                100,000                       Temecula Valley CA Uni Sch                   102,000                  105,000
                                              5.900%, 9/1/04

                130,000                       University of CA Rev's                       129,000                  138,000
                                              5.875%, 9/1/08

                575,000                       Vallejo CA Rev FHA                           574,000                  555,000
                                              5.650%, 5/1/27

                335,000                       Westminister City COP                        335,000                  355,000
                                              5.750%, 6/1/09
            -----------                                                                -----------              -----------
            $13,585,000                                                                $13,491,000              $13,588,000
            ===========                                                                ===========              ===========


                           BDI INVESTMENT CORPORATION
                            SUPPLEMENTARY INFORMATION

             SIX MONTHS ENDED DECEMBER 31, 1999, DECEMBER 31, 1998, DECEMBER 31, 1997, DECEMBER 31, 1996 AND DECEMBER 31, 1995

              Selected date for each share of common stock follows:

                                           1999          1998          1997          1996          1995

Investment Income                      $    0.27          0.28          0.29          0.29          0.29

Expenses                                    0.03          0.02          0.03          0.02          0.02
                                            ----          ----          ----          ----          ----

       Net Investment Income                0.24          0.26          0.26          0.27          0.27

Dividends from net investment
   income                                  (0.18)        (0.27)        (0.30)        (0.21)        (0.30)
                                           -----         -----         -----         -----         -----

Distributions in excess of net
   investment income                        0.06         (0.01)        (0.04)         0.06         (0.03)

Net realized gain (loss) and
   increase/(decrease) in
   unrealized appreciation                 -0.30         0.04          0.23          0.25          0.46
                                           -----         -----         ------        -----         -----
Net increase (decrease) in
   net asset value                         -0.24         0.03          0.19          0.31          0.43
                                           -----         -----         ------        -----         -----
Net asset value:
   Beginning of period                      9.85         9.96          9.63          9.34          9.14
                                           -----         -----         ------        -----         -----

End of period                               9.61         9.99          9.82          9.65          9.57
                                           =====         =====         =====         =====         =====
Ratio of expense to average
   net assests                              0.26%        0.25%         0.27%         0.25%         0.22%
                                           =====         =====         =====         =====         =====

Ratio of net investment
   income to average net assets             2.47%        2.54%         2.71%         2.80%         2.85%
                                           =====         =====         =====         =====         =====
Ratio of total investment
   operating expenses to total
   investment income                        9.42%        8.86%         9.20%         8.27%         7.25%
                                           =====         =====         =====         =====         =====

Market price at end of period                 *              *             *             *             *
Portfolio Turnover                          7.06%        1.95%         3.62%         0.97%         8.14%
                                           =====         =====         =====         =====         =====

Number of shares outstanding at the
   end of each period                                             1,421,551
                                                                  =========

 * Due to the limited market that currently exists for the Company's common stock, there is is no established market price.

                           BDI INVESTMENT CORPORATION
                                 CORPORATE DATA




    Arthur Brody                           Chairman of the Board of Directors,
                                           Chief Executive Officer and President

    Teresa Whorton                         Treasurer

    Edward Kane                            Director

    Michael Stolper                        Director

    Donald Brody                           Secretary

    COUNSEL:                               Lowenstein, Sandler, Kohl,
                                           Fisher and Boylan

    AUDITORS:                              Lavine, Lofgren, Morris and
                                           Engelberg

    TRANSFER AGENT:                        Registrar & Transfer Co.

    CUSTODIAN:                             Dean Witter